OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 54,335	$ 34,053	[1]	$ 15,890
Segment loss	(30,791)	(23,035)	[1]	(8,245)
Depreciation, amortization and impairment	2,815	2,125
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	54,335
Revenue		34,053		15,890
Segment loss	(26,831)	(15,795)		(5,834)
Depreciation, amortization and impairment	6,947	2,125		930
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(3,960)	(7,240)		(2,411)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	50,500
Revenue		25,431		13,826
Segment loss	(23,606)	(10,653)		(2,090)
Depreciation, amortization and impairment	6,747	1,424		856
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	3,835
Revenue		8,622		2,064
Segment loss	(3,225)	(5,142)		(3,744)
Depreciation, amortization and impairment	200	701		74
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	0
Revenue		0		0
Segment loss	0	0		0
Depreciation, amortization and impairment	0	0		0
Adjustments [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (3,960)	$ (7,240)		$ (2,411)

[1]	Reclassified in respect of discontinued operations - see Note 24.